Income Taxes - Schedule Of Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss before provision for income taxes	$ (68,287)	$ (17,838)	$ (22,315)
U.S. operations
Loss before provision for income taxes	(61,541)	(17,041)	(20,996)
Non-U.S. operations
Loss before provision for income taxes	$ (6,746)	$ (797)	$ (1,319)